Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table Total for PEO (b) (1)(2)	Compensation Actually Paid to PEO (c) (1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d) (4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (d) (5)	Total Shareholder Return (f) (6)	S&P 500 Information Technology Index Total Shareholder Return (g) (7)	Net Loss ($K) (h) (8)	Adjusted Free Cash Flow ($K) (i) (9)
2026	$18,184,644	($3,316,826)	$5,477,262	($11,244,574)	$113.56	$189.16	($9,117)	$208,661
2025	$19,828,903	$51,975,801	$10,329,756	$23,939,892	$208.50	$150.57	($154,907)	$111,482
2024	$18,356,993	$79,225,362	$11,002,761	$30,468,318	$131.62	$121.21	($286,726)	$27,053
2023	$10,115,546	($129,536)	$3,952,386	($244,003)	$55.71	$79.03	($247,422)	($110,034)
2022	$1,060,021	$30,638,749	$5,008,951	$12,428,718	$67.45	$90.82	($355,024)	($179,738)

Company Selected Measure Name	adjusted free cash flow
Named Executive Officers, Footnote	Our PEO was Sanjit Biswas for each of the fiscal years presented herein.This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed fiscal year, as shown in our Summary Compensation Table. The names of the non-PEO NEOs in each year are listed in the table below.

Fiscal 2022	Fiscal 2023	Fiscal 2024	Fiscal 2025	Fiscal 2026
Dominic Phillips	Dominic Phillips	Dominic Phillips	Dominic Phillips	Dominic Phillips
Adam Eltoukhy	Andy McCall	Andy McCall	John Bicket	John Bicket
	John Bicket	John Bicket	Adam Eltoukhy	Adam Eltoukhy
	Adam Eltoukhy	Adam Eltoukhy	Lara Caimi	Lara Caimi
Kiren Sekar
Lara Caimi

Peer Group Issuers, Footnote	The peer group used is the S&P 500 Information Technology Index, as used in the company’s performance graph in our Annual Report on Form 10-K for our fiscal year ended January 31, 2026. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 18,184,644	$ 19,828,903	$ 18,356,993	$ 10,115,546	$ 1,060,021
PEO Actually Paid Compensation Amount	$ (3,316,826)	51,975,801	79,225,362	(129,536)	30,638,749
Adjustment To PEO Compensation, Footnote	Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

Fiscal 2026**
Summary Compensation Table Total*	$18,184,644
Subtract Grant-Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(18,069,159)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	12,072,944
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(11,063,827)
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	4,162,007
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(8,603,435)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	($3,316,826)
_________________________
*The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
**Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to the calculation of compensation actually paid and no adjustments have been made.

Non-PEO NEO Average Total Compensation Amount	$ 5,477,262	10,329,756	11,002,761	3,952,386	5,008,951
Non-PEO NEO Average Compensation Actually Paid Amount	$ (11,244,574)	23,939,892	30,468,318	(244,003)	12,428,718
Adjustment to Non-PEO NEO Compensation Footnote	This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed fiscal year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed fiscal year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed fiscal year.

Fiscal 2026**
Summary Compensation Table Total*	$5,477,262
Subtract Grant-Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(4,827,298)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,225,371
Add Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(3,566,651)
Add Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	1,111,905
Add Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,961,559)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(9,703,604)
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	($11,244,574)
_________________________
*Note that the fair value assumptions shown with respect to footnote 3 above apply to the figures in this table as well.
**Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to the calculation of compensation actually paid and no adjustments have been made.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid Versus TSR
_________________________
* The TSR metric for IOT stock begins with the closing price on December 15, 2021, the date our Class A common stock began trading on NYSE.

Compensation Actually Paid vs. Net Income	Compensation Actually Paid Versus Net Loss
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid Versus Adjusted Free Cash Flow
Total Shareholder Return Vs Peer Group
Compensation Actually Paid Versus TSR
_________________________
* The TSR metric for IOT stock begins with the closing price on December 15, 2021, the date our Class A common stock began trading on NYSE.

Tabular List, Table

Performance Measures
Adjusted Free Cash Flow
Net New Annual Recurring Revenue

Total Shareholder Return Amount	$ 113.56	208.50	131.62	55.71	67.45
Peer Group Total Shareholder Return Amount	189.16	150.57	121.21	79.03	90.82
Net Income (Loss)	$ (9,117,000)	$ (154,907,000)	$ (286,726,000)	$ (247,422,000)	$ (355,024,000)
Company Selected Measure Amount	208,661,000	111,482,000	27,053,000	(110,034,000)	(179,738,000)
PEO Name	Sanjit Biswas
Additional 402(v) Disclosure	Represents the total compensation paid to our PEO in each listed fiscal year, as shown in our Summary Compensation Table.Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on December 15, 2021, the date our Class A common stock began trading on NYSE.The dollar amounts reported are the company’s net loss reflected in the company’s audited consolidated financial statements.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Non-GAAP Measure Description	In the company’s assessment, adjusted free cash flow is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net loss) used by the company in fiscal year 2026 to link compensation actually paid to company performance. We define adjusted free cash flow as net cash provided by (used in) operating activities reduced by cash used for purchases of property and equipment, and excluding the cash impact of non-recurring capital expenditures associated with the build-out of our corporate office facilities in San Francisco, California, net of tenant allowances, and legal settlements. We believe that adjusted free cash flow, even if negative, is useful in evaluating liquidity and provides information to management and investors about our ability to fund future operating needs and strategic initiatives.
Measure:: 2
Pay vs Performance Disclosure
Name	Net New Annual Recurring Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (18,069,159)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,072,944
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,063,827)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,162,007
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,603,435)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,827,298)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,225,371
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,566,651)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,111,905
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,961,559)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,703,604)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0